Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.34%
Fixed Income Funds — 44.96%
Delaware Ivy VIP Corporate Bond Class II	1,587,123	$ 6,903,987
Delaware Ivy VIP High Income Class I	108,105	300,532
Delaware Ivy VIP Limited-Term Bond Class II	1,351,283	6,188,875
		13,393,394
Global / International Equity Fund — 14.79%
Delaware Ivy VIP International Core Equity Class II	292,682	4,404,863
		4,404,863
US Equity Funds — 38.59%
Delaware Ivy VIP Core Equity Class II	261,925	2,975,469
Delaware Ivy VIP Growth Class II	339,686	2,975,653
Delaware Ivy VIP Mid Cap Growth Class I	142,282	1,269,154
Delaware Ivy VIP Small Cap Growth Class II	47,855	261,286
Delaware Ivy VIP Smid Cap Core Class II	110,920	1,132,493
Delaware Ivy VIP Value Class II	629,356	2,882,452
		11,496,507
Total Affiliated Mutual Funds (cost $37,774,205)		29,294,764

	Number of shares	Value (US $)

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	148,808	$ 148,808
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	148,807	148,807
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	148,807	148,807
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	148,807	148,807
Total Short-Term Investments (cost $595,229)		595,229

Total Value of Securities—100.34% (cost $38,369,434)		29,889,993
Liabilities Net of Receivables and Other Assets—(0.34%)★		(101,254)
Net Assets Applicable to 10,263,295 Shares Outstanding—100.00%		$29,788,739
★	Includes $22,400 cash collateral held at broker for futures contracts as of September 30,2023.
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini S&P 500 Index	$(432,550)	$(452,039)	12/15/23	$19,489	$1,200
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV044 [0923] 1123 (3217144)    1